DERIVATIVE LIABILITIES (Schedule of Assumptions Used in Valuation of Derivative Warrant Instruments) (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Market value of common stock on measurement date	$ 0.069
Expected dividend yields	0.00%		0.00%
Probability of stock offering in any year over five years			100.00%
Maximum [Member]
Probability of stock offering in any year over five years			31.00%
Minimum [Member]
Probability of stock offering in any year over five years			10.00%
Derivative Warrant Instruments [Member]
Common Stock Issuable Upon Exercise Of Warrants	160,395,482	89,284,712	89,284,712	54,200,565
Market value of common stock on measurement date	$ 0.059	$ 0.067	$ 0.09	$ 0.23
Expected dividend yields	0.00%	0.00%	0.00%	0.00%
Assumed stock offerings per year over next five years	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years	25.00%	100.00%	100.00%	100.00%
Derivative Warrant Instruments [Member] | Maximum [Member]
Adjusted exercise price	$ 0.38	$ 0.48	$ 0.48	$ 0.54
Risk free interest rate	0.36%	0.83%	0.49%	1.76%
Warrant lives in years	3 years 3 months 29 days	4 years 2 months 12 days	3 years 9 months 18 days	4 years 8 months 12 days
Expected volatility	144.00%	217.00%	241.00%	197.00%
Range of percentage of existing shares offered	24.00%	31.00%	31.00%	31.00%
Offering price range	$ 0.45	$ 0.50	$ 0.50	$ 0.45
Derivative Warrant Instruments [Member] | Minimum [Member]
Adjusted exercise price	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Risk free interest rate	0.21%	0.36%	0.33%	0.81%
Warrant lives in years	1 year 3 months 4 days	2 years 3 months 18 days	1 year 9 months 18 days	2 years 9 months 18 days
Expected volatility	135.00%	179.00%	132.00%	169.00%
Range of percentage of existing shares offered	8.00%	10.00%	10.00%	10.00%
Offering price range	$ 0.15	$ 0.15	$ 0.15	$ 0.25
Derivative Warrant Instruments [Member] | Initial Valuations [Member]
Common Stock Issuable Upon Exercise Of Warrants	62,499,938	38,095,300	38,095,300	46,750,323
Market value of common stock on measurement date	$ 0.07	$ 0.145	$ 0.145
Adjusted exercise price	$ 0.21	$ 0.40	$ 0.40
Risk free interest rate	0.31%	0.42%	0.42%
Warrant lives in years	3 years	3 years	3 years
Expected volatility	182.00%	205.00%	205.00%
Expected dividend yields	0.00%	0.00%	0.00%	0.00%
Assumed stock offerings per year over next five years	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years	25.00%	100.00%	100.00%	100.00%
Derivative Warrant Instruments [Member] | Initial Valuations [Member] | Maximum [Member]
Market value of common stock on measurement date				$ 0.43
Adjusted exercise price				$ 0.50
Risk free interest rate				2.20%
Warrant lives in years				5 years
Expected volatility				197.00%
Range of percentage of existing shares offered	31.00%	31.00%	31.00%	31.00%
Offering price range	$ 0.45	$ 0.45	$ 0.45	$ 1.50
Derivative Warrant Instruments [Member] | Initial Valuations [Member] | Minimum [Member]
Market value of common stock on measurement date				$ 0.12
Adjusted exercise price				$ 0.05
Risk free interest rate				0.67%
Warrant lives in years				2 years 9 months 18 days
Expected volatility				151.00%
Range of percentage of existing shares offered	15.00%	10.00%	10.00%	10.00%
Offering price range	$ 0.21	$ 0.21	$ 0.21	$ 0.25